Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 113		¥ 148		¥ 529
Acquisitions	0		0		0
Addition: Charged to costs and expenses	42		28		250
Deduction	(75)		(88)		(548)
Translation adjustment	(2)		25		(83)
Balance at end of period	78		113		148
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	97		148		500
Acquisitions	0		0		0
Addition: Charged to costs and expenses	42		9		202
Deduction	(59)		(85)		(472)
Translation adjustment	(2)		25		(82)
Balance at end of period	78		97		148
Restructuring cost | Disposal of equipment
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period			0		0
Acquisitions			0		0
Addition: Charged to costs and expenses			3		28
Deduction			(3)		(28)
Translation adjustment			0		0
Balance at end of period			0		0
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	16		0		24
Acquisitions	0		0		0
Addition: Charged to costs and expenses	0		16		20
Deduction	(16)		0		(44)
Translation adjustment	0		0		0
Balance at end of period	0		16		0
Restructuring cost | Other costs
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period					5
Acquisitions					0
Addition: Charged to costs and expenses					0
Deduction					(4)
Translation adjustment					(1)
Balance at end of period					0
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	42,846	[1]	44,635	[1]	41,565	[1]
Acquisitions	669	[1]	100	[1]	1,351	[1]
Addition: Charged to costs and expenses	6,220	[1]	3,501	[1]	7,743	[1]
Deduction	(22,778)	[1]	(5,448)	[1]	(5,059)	[1]
Translation adjustment	(163)	[1]	58	[1]	(965)	[1]
Balance at end of period	¥ 26,794	[1]	¥ 42,846	[1]	¥ 44,635	[1]

[1]	The amount of deduction includes reductions of goodwill, expiry of loss carryforwards and sales of subsidiary.